Income Taxes - Summary of Reconciliation Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before income taxes	$ 4,357	$ 15,242
Combined Federal and Provincial income tax rate	27.00%	27.00%
Tax expense at statutory rate	$ (1,176)	$ (4,115)
Permanent differences	(675)	(780)
Foreign income tax effected at lower rates	178	7
Changes in statutory tax rates	190	146
Losses and temporary differences for which no deferred tax asset has been recognized	1	(6)
Impact on deferred income tax assets due to changes in foreign exchange rates	82	(22)
Amounts over (under) provided for in prior years	775	163
Total income tax expense	(625)	(4,607)
Comprised of:
Current income tax expense	(4,663)	(1,493)
Deferred income tax expense	4,038	(3,114)
Total income tax expense	$ (625)	$ (4,607)